SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	NOTE 14 – SUBSEQUENT EVENTS The Company reviewed subsequent events through the date of this filing.